Pruco Life Insurance Company                                                                        Jordan K. Thomsen
Vice President and Corporate Counsel

Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4193 fax: (973) 802-9560

September 9, 2015

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:           Pruco Life Insurance Company (“Registrant”)
Pruco Life Variable Insurance Account (“Depositor”) (File No. 811-03603)

Dear Commissioners:

On behalf of Pruco Life Insurance Company and the Pruco Life Variable Insurance Account (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Semiannual Reports for the underlying funds for the period ending June 30, 2015 have been transmitted to contract owners in accordance with Rule 30e-2 under the Act

Fund Company	1940 Act Registration No.
The Prudential Series Fund, Inc.	811-03623

If you have any questions regarding this filing, please contact me at (973) 802-4193.

       Sincerely,

      /s/ Jordan K. Thomsen
Jordan K. Thomsen

VIA EDGAR